Note 20 - Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Level 3 Assets (Member)	Dec. 31, 2012 Trust Preferred Securities [Member]	Dec. 31, 2011 Prior Year [Member]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	December 31, 2012
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed
Government sponsored enterprises	$-	$37,951	$-	$37,951
Municipals	-	5,419	-	5,419
Other	-	78	1,401	1,479

Total assets at fair value	$-	$43,448	$1,401	$44,849
	December 31, 2011
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed
Government sponsored enterprises	$-	$38,232	$-	$38,232
Other	-	1,545	-	1,545
Municipals	-	7,605	-	7,605
Other	-	86	1,490	1,576

Total assets at fair value	$-	$47,468	$1,490	$48,958

	December 31, 2012	December 31, 2011

Beginning of Year Balance	$1,490	$1,195
Discount Accretion	7	9
Other-than-temporary impairment on available for sale securities	-	(176)
Unrealized Gain (Loss)	(96)	462
Ending Balance	$1,401	$1,490

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Valuation Techniques	Unobservable Inputs	Range
Impaired Loans

1 - 4 Family Residential	Sales comparison approach	Bank Owned Discount	10% - 20%
Multifamily Residential		Selling Costs	7% - 10%
Construction and Land Development		Appraisal Time Adjustment (in years)	0% - <1
20% - 1-2
25% - 2-3
30% -> 3

Commercial Real Estate	Sales comparison approach	Bank Owned Discount	10% -20%
		Selling Costs	7% -10%
		Appraisal Time Adjustment ( in years)	0% -<1
20% -1-2
25% -2-3
30% ->3
	Income approach	Capitalization Rate	8%- 12%

Other Real Estate Owned

Commercial Office Properties	Sales comparison approach	Bank Owned Discount	10% -20%
		Selling Costs	7% -10%
		Appraisal Time Adjustment (in years)	0% - <1
20% -1-2
25% - 2-3
30% - > 3
	Income approach	Capitalization Rate	8% - 12%

Commercial Lots	Sales comparison approach	Bank Owned Discount	10%- 20%
Residential 1 – 4 Family Lots		Selling Costs	7% -10%
Residential 1 – 4 Family Homes		Appraisal Time Adjustment (in years)	0% - < 1
Residential 1 – 4 Under Construction			20% -1-2
Multifamily Residential			25% -2-3
30% - >3

Security Type	Fair Value	Valuation Technique	Unobservable Input		Rates

Trust Preferred Securities	$901	Discounted cash flows	Discount rate (approximately)		15%
			Weighted default probability for deferring issuers (approximately)		60%
			Recovery rate on deferring issuers	10%	-	15%
			Default probability for current issuers	0.33%	-	7.50%

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	December 31, 2012	December 31, 2011
Interest income on securities	$-	$-
Other than temporary impairment recorded in earnings	-	(176)
Total	$-	$(176)

Fair Value Measurements, Nonrecurring [Table Text Block]
	December 31, 2012
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Family Residential	$-	$-	$4,697	$4,697
Commercial & Industrial	-	-	91	91
Commercial Real Estate	-	-	455	455
Construction and Land Development	-	-	382	382
Other Real Estate Owned
Commercial Real Estate	-	-	100	100
Construction and Land Development	-	-	349	349

Total assets at fair value	$-	$-	$6,074	$6,074
	December 31, 2011
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Family Residential	$-	$-	$5,677	$5,677
Multifamily Residential	-	-	864	864
Commercial Real Estate	-	-	3,477	3,477
Construction and Land Development	-	-	3,204	3,204
Other Real Estate Owned
1 – 4 Family Residential	-	-	201	201
Multifamily Residential	-	-	556	556
Commercial Real Estate	-	-	1,192	1,192
Construction and Land Development	-	-	1,295	1,295

Total assets at fair value	$-	$-	$16,466	$16,466

Fair Value, by Balance Sheet Grouping [Table Text Block]
Fair Value Measurements at December 31, 2012 Using:
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$21,984	$21,984	$-	$-	$21,984
Available for sale investment securities	44,849	-	43,448	1,401	44,849
Federal Home Loan Bank Stock	3,518	N/A	N/A	N/A	N/A
Loans held for sale	1,789	-	1,789	-	1,789
Loans, net	319,310	-	-	320,772	320,772
Accrued interest receivable	1,253	-	139	1,114	1,253

Financial liabilities:
Deposits	319,632	155,651	166,200	-	321,851
Short term borrowings	5,949	-	5,949	-	5,949
Advances from Federal Home Loan Bank	64,000	-	69,921	-	69,921
Junior subordinated debentures	10,310	-	-	4,661	4,661
Accrued interest payable	980	22	699	259	980

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$18,037	$18,037
Available for sale investment securities	48,958	48,958
Federal Home Loan Bank Stock	3,487	N/A
Loans held for sale	995	995
Loans, net	309,048	308,507
Accrued interest receivable	1,329	1,329

Financial liabilities:
Deposits	316,147	313,613
Short term borrowings	6,850	6,850
Advances from Federal Home Loan Bank	60,000	66,309
Junior subordinated debentures	10,310	4,502
Accrued interest payable	700	700